Commitments and Contingencies (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares	$ 0.35
Initial public offering aggregate value	$ 4.0
Warrant liabilities	9.5
Deferred underwriting commission	4.0
Barclays Capital Markets Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Trust account	$ 14.2